Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2017
Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis

The Company classified the fair value of the CCDs, Series E and Series G CCPS in level 3 because the fair values have been derived using valuation techniques in which one or more significant inputs are unobservable. The Company used a discounted cash flow analysis under the income approach, to determine the fair value of the CCDs, Series E and Series G CCPs. This valuation model includes various inputs including issue price, liquidation amount, committed internal rate of return, discount rate and coupon rate.

	Fair Value measurement at reporting date using
Description	As of March 31, 2016 (INR)	Quoted Prices in Active Markets for Identical Assets (Level 1) (INR)	Significant Other Observable Inputs (Level 2) (INR)	Significant Unobservable Inputs (Level 3) (INR)
Assets
Current assets
Foreign exchange derivative contracts	108,606	—	108,606	—
Noncurrent assets
Foreign exchange derivative contracts	83,426	—	83,426	—

Total assets	192,032	—	192,032	—

Liabilities
Current liability
Compulsorily convertible debentures	2,132,500	—	—	2,132,500
Series E and Series G compulsorily convertible preferred shares	1,468,200	—	—	1,468,200
Total liabilities	3,600,700	—	—	3,600,700

	Fair Value measurement at reporting date using
Description	As of March 31, 2017 (INR)	Quoted Prices in Active Markets for Identical Assets (Level 1) (INR)	Significant Other Observable Inputs (Level 2) (INR)	Significant Unobservable Inputs (Level 3) (INR)
Assets
Current assets
Available for sale securities	3,296,797	3,296,797	—	—
Foreign exchange derivative contracts	63,818	—	63,818	—
Noncurrent assets
Foreign exchange derivative contracts	61,120	—	61,120	—

Total assets	3,421,735	3,296,797	124,938	—

Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans

The carrying value and fair value of the Company’s fixed rate project financing term loans is as follows:

	As of March 31,
	2016
	Carrying Value (INR)	Fair Value (INR)	US$
Fixed rate project financing loans:
Foreign currency loans	5,995,393	6,241,606	94,213

	As of March 31,
	2017
	Carrying Value (INR)	Fair Value (INR)	US$
Fixed rate project financing loans:
Foreign currency loans	5,497,166	5,560,038	85,737

Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity

The carrying value and fair value of the Company’s investment in Bank of Mauritius notes, classified as held-to-maturity is as follows:

	As of March 31,
	2016
	Carrying Value (INR)	Fair Value (INR)	US$
Non-current investments:
Fixed rate Bank of Mauritius notes	6,785	7,382	111

	As of March 31,
	2017
	Carrying Value (INR)	Fair Value (INR)	US$
Non-current investments:
Fixed rate Bank of Mauritius notes	6,631	6,865	106

Series E and Series G Compulsorily Convertible Preferred Shares [Member]
Summary of Changes in Compulsorily Convertible Debenture and Series E and Series G Compulsorily Convertible Preferred Shares

Changes in Series E and Series G compulsorily convertible preferred shares are as follows:

	INR	US$
Balance as of March 31, 2014	566,100	8,729
Increase in fair value	96,500	1,488

Balance as of March 31, 2015	662,600	10,217
Issuance of Series G CCPS	541,946	8,357
Increase in fair value	263,654	4,066

Balance as of March 31, 2016	1,468,200	22,640
Increase in fair value	73,841	1,139
Conversion of CCPS into equity shares	(1,542,041)	(23,779)

Balance as of March 31, 2017	—	—

Compulsorily Convertible Debentures [Member]
Summary of Changes in Compulsorily Convertible Debenture and Series E and Series G Compulsorily Convertible Preferred Shares

Changes in compulsorily convertible debentures are as follows:

	INR	US$
Balance as of March 31, 2014	1,428,800	22,032
Issuance of CCDs IFC III	180,000	2,776
Increase in fair value	189,800	2,927

Balance as of March 31, 2015	1,798,600	27,735
Increase in fair value	333,900	5,149

Balance as of March 31, 2016	2,132,500	32,884
Increase in fair value	56,400	870
Conversion of CCDs into equity share	(2,188,900)	(33,754)

Balance as of March 31, 2017	—	—